Financial Instruments - Sensitivity Ranges for the Base Fair Values (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Minimum | Long-term wind energy sale — Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	0.00%	0.00%
Sensitivity		$ 43,000,000		$ 30,000,000
Minimum | Long-term wind energy sale — Eastern U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible			$ 0
Minimum | Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 6
Minimum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ (4)		$ (12)
Minimum | Long-term wind energy sale — Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	(5.00%)	(5.00%)	(15.00%)	(15.00%)
Sensitivity		$ 22,000,000		$ 17,000,000
Minimum | Long-term wind energy sale — Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (21)		$ (57)
Minimum | Long-term wind energy sale — Central U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Sensitivity		$ 52,000,000		$ 77,000,000
Minimum | Long-term wind energy sale — Central U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ (7)			(4)
Maximum | Long-term wind energy sale — Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%
Sensitivity		$ 26,000,000		$ 42,000,000
Maximum | Long-term wind energy sale — Eastern U.S. | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible			$ 6
Maximum | Long-term wind energy sale — Eastern U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible			0.06
Maximum | Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 6
Maximum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 17		$ 8
Maximum | Long-term wind energy sale — Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%	5.00%	5.00%
Sensitivity		$ 55,000,000		$ 53,000,000
Maximum | Long-term wind energy sale — Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 10		$ 10
Maximum | Long-term wind energy sale — Central U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	6.00%	6.00%	2.00%	2.00%
Sensitivity		$ 47,000,000		$ 84,000,000
Maximum | Long-term wind energy sale — Central U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 3			$ 3